Shareholders' Equity (Details)	9 Months Ended
	Dec. 31, 2020 $ / shares shares	Mar. 31, 2021 $ / shares shares	Aug. 11, 2020 shares	Aug. 06, 2020 shares	May 31, 2020 shares	Apr. 30, 2020 shares	Apr. 02, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Stockholders' Equity Note [Abstract]
Common stock, shares authorized (in shares)	27,196,999	27,196,999			27,196,999	26,710,255		19,189,462
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001						$ 0.0001
Common stock, shares issued (in shares)	9,114,904	9,114,904						9,077,062
Common stock, shares outstanding (in shares)	9,114,904	9,114,904						9,077,062
Outstanding (in shares)	14,381,190	14,381,190						8,271,958
Arya Sciences Acquisition Corp III
Stockholders' Equity Note [Abstract]
Common stock, shares authorized (in shares)	479,000,000	479,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Stock conversion percentage threshold	20.00%	20.00%		20.00%
Stock conversion basis at time of business combination	1
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Shares issued (in shares)	0	0
Preferred Stock, Shares Outstanding	0	0
Common Class A [Member] | Arya Sciences Acquisition Corp III
Stockholders' Equity Note [Abstract]
Common stock, shares authorized (in shares)	479,000,000	479,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	1,425,327	1,602,228
Ordinary shares including common stock subject to possible redemption shares, Outstanding (in shares)	15,449,000	15,449,000
Common stock, shares outstanding (in shares)	1,425,327	1,602,228
Outstanding (in shares)	14,023,673	13,846,772
Common Class B [Member] | Arya Sciences Acquisition Corp III
Stockholders' Equity Note [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	3,737,500	3,737,500					3,593,750
Common stock, shares outstanding (in shares)	3,737,500	3,737,500		487,500
Stock conversion percentage threshold		20.00%
Investor [Member] | Common Class B [Member] | Arya Sciences Acquisition Corp III
Stockholders' Equity Note [Abstract]
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001
Common stock, shares issued (in shares)				3,737,500
Common stock, shares outstanding (in shares)			487,500	3,737,500
Investor [Member] | Common Class B [Member] | Maximum | Arya Sciences Acquisition Corp III
Stockholders' Equity Note [Abstract]
Shares subject to forfeiture (in shares)			487,500	487,500